Standards, Amendments and Interpretation Adopted in 2019	12 Months Ended
Dec. 31, 2019
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Standards, Amendments and Interpretation Adopted in 2019
3	STANDARDS, AMENDMENTS, AND INTERPRETATION ADOPTED IN 2019

3.1	Current standards, amendments, and interpretations adopted
The following current standards, amendments to the policies and interpretations were adopted by the Group on January 1, 2019.

a)	IFRS 16 “Leases”
This standard replaces the accounting treatment of leases under IAS 17 “Leases” and IFRIC 4 “Determination of whether an agreement contains a lease” and other related interpretations.
IFRS 16 was implemented as of January 1, 2019 and the Group applied the modified retrospective approach, so that comparative information has not been restructured, recognizing on the date of initial application an amount of asset per right of use equal to lease liability; adjusted for the amount of any payment for early or accrued lease, related to leases recognized in the consolidated statement of financial position.

IFRS 16 eliminates the current difference between operating and financ
e
leases and requires the recognition of an asset (the right to use the leased asset) and a financial liability for the payment of income, this for virtually all lease agreements. There is an optional exemption for short-term and low-value
leases.
The income statement will also be affected because the total expenditure is normally higher in the first years of the lease and lower in recent years. In addition, operating expenses will be replaced by interest and depreciation expenses, so key metrics such as EBITDA will change.
The accounting by the lessors will not change significantly.
Impact on the financial statements
In the adoption of IFRS 16, the Group recognized liabilities related to leases that have been previously classified as operating leases under IAS 17. These liabilities have been measured based on the present value of the remaining future payments, discounted using a rate of incremental interest as of January 1, 2019 (7.3% average interest rate).
As a result of the effect of the transition of IFRS 16,
right-of-use
assets and liabilities for S/97.7 million were recognized as of January 1, 2019 (representing 1.33% and 2.15% of total assets and liabilities, respectively). As part of the initial application of IFRS 16, the Company used the modified retrospective method, therefore, the financial statements for previous years were not modified.
At December 31, 2019, the effect of IFRS 16 in the Group’s financial statements is detailed as follows:

Impact on assets	At December 31, 2019
Right-of-use
Right-of-use buildings	59,599
Right-of-use vehicles	20,211
Right-of-use machinery	17,896

Impact of implementation 2019	97,706
Adjustments on contract fees	4,039

Total right-of-use assets	101,745

Cumulative depreciation	(22,958)
Foreign currency translation effect	26

Impact on assets (Note 16.2)	78,813

At the end of 2019, the Group’s companies with the most representative balances were GMP S.A. (S/24 million) and Graña y Montero S.A.A. (S/54 million).

Impact on liabilities	At December 31, 2019
Impact of implementation 2019	97,706
Adjustments on contract fees	4,039

Addition of liabilities for right-of-use	101,745
Accrued interest	5,617
Amortization	(20,326)
Interest paid	(5,368)
Foreign currency translation effect	(11)
Exchange difference	(1,441)

Impact on liabilities	80,216

Short-term liabilities for right-of-use	18,246
Long-term liabilities for right-of-use	61,970

Impact on liabilities (Note 18)	80,216

b)	IFRIC 23 “Uncertainty over income tax treatments”
IFRIC 23 Uncertainty regarding income tax treatments (hereinafter “IFRIC 23”), describe the assessment you must comply with when there is a tax treatment for which you are uncertain about whether or not to be accepted by the tax administration, according to the interpretation of tax legislation. If the company identifies uncertain tax treatments, the effect of the uncertainty must be identified through a provision of the current income tax or the deferred income tax, whichever is applicable.
The Group adopted IFRIC 23 from January 1, 2019. This rule regulates how to determine the accounting record of a tax position when there is uncertainty about income tax treatments.
The interpretation requires the Group to determine whether uncertain tax positions are assessed separately or in groups; and assess whether a tax authority is likely to accept uncertain tax treatment to be used by an entity in its income tax returns.
If tax authority accepts, the Group must determine its tax position in a manner consistent with the tax treatment used or intended to be used in its tax returns. If not, the Group must reflect the effect of uncertainty in determining its tax position using the most probable amount method or the expected value method.
Uncertain tax positions have been evaluated separately in each Group company and have been identified as the best method the most likely amount. Based on the foregoing, the Group has recognized an income tax accrual of S/0.5 million and a decrease in deferred income tax assets of S/1 million, affecting the retained earnings on S/1.5 million. Due to the aforementioned tax uncertainty, there is a possibility that, at the end of the processes of the years open to the audit, the final result may differ from what was originally assessed.

3.2	Standards and amendments issued to be adopted at a later date

a)	International Financial Reporting Standard 17 (IFRS 17 “Insurance Contracts”), effective as of January 1, 2021. It has no impact on the Group.

b)	Amendments to the Rules

The following amendments to IFRS have been issued and are applicable to the Group for its annual periods as of January 1, 2020:

•	Modification to references to the Conceptual Framework of International Financial Reporting Standards (IFRS), effective as of January 1, 2020.

•	Definition of a Business ( A mendments to IFRS 3 “Business Combinations”), effective as of January 1, 2020.

•	Definition of Materiality ( A mendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”), effective as of January 1, 2020.

•	Sale or contribution of assets between an investor and its associate or joint arrangement, with no defined effective date, but its application is optionally allowed.
The Group has not adopted the amendments and modifications in advance and is not expected to have an impact on current or future reporting periods and foreseeable future transactions.